Basis of Presentation and Summary of Significant Accounting Policies - Intangible Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Distribution agreements
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives-years	2 years
Customer backlog and relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives-years	1 year
Customer backlog and relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives-years	10 years
Technology and domain name | Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives-years	3 years
Technology and domain name | Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives-years	5 years